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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Government Money Market Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

U.S. Government & Agency Obligations 55.0%
Federal Home Loan Banks
09/05/12	0.090%	14,000,000	$13,999,833
09/07/12	0.100%	3,000,000	2,999,945
09/21/12	0.110%	4,000,000	3,999,751
09/26/12	0.120%	7,000,000	6,999,403
09/28/12	0.110%	4,317,000	4,316,628
10/01/12	0.120%	5,000,000	4,999,500
06/17/13	0.300%	3,000,000	3,000,000
Federal Home Loan Banks (a)
09/05/12	0.250%	3,500,000	3,500,000
04/26/13	0.180%	5,000,000	4,999,675
05/15/13	0.190%	5,000,000	4,999,649
Federal Home Loan Mortgage Corp.
09/10/12	0.110%	4,000,000	3,999,875
Federal National Mortgage Association
10/31/12	0.120%	8,466,000	8,464,307
Total U.S. Government & Agency Obligations
(Cost: $66,278,566)			$66,278,566

Treasury Bills 20.8%
U.S. Treasury Bills (a)
09/13/12	0.090%	5,000,000	$4,999,840
09/27/12	0.080%	11,000,000	10,999,354
10/25/12	0.100%	4,000,000	3,999,385

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills (continued)
U.S. Treasury Bills (b)
09/06/12	0.090%	5,000,000	4,999,929
Total Treasury Bills (Cost: $24,998,508)			$24,998,508

Repurchase Agreements 24.3%
Tri-Party Barclays Bank PLC dated 08/31/12, matures 09/04/12, repurchase price $14,300,286 (collateralized by U.S. Treasury Note Total market value $14,300,021)
	0.180%	14,300,000	$14,300,000
Tri-Party RBC Capital Markets LLC dated 08/31/12, matures 09/04/12, repurchase price $15,000,233 (collateralized by U.S. Treasury Note Total market value $15,300,044)
	0.140%	15,000,000	$15,000,000
Total Repurchase Agreements (Cost: $29,300,000)			$29,300,000
Total Investments
(Cost: $120,577,074) (c)			$120,577,074(d)
Other Assets & Liabilities, Net			(158,376)
Net Assets			$120,418,698

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(b)	At August 31, 2012, security was partially or fully on loan.
(c)	Also represents the cost of securities for federal income tax purposes at August 31, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
U.S. Government & Agency Obligations	—	66,278,566	—	66,278,566
Total Bonds	—	66,278,566	—	66,278,566

Short-Term Securities
Repurchase Agreements	—	29,300,000	—	29,300,000
Treasury Bill	10,999,354	13,999,154	—	24,998,508
Total Short-Term Securities	10,999,354	43,299,154	—	54,298,508
Total	10,999,354	109,577,720	—	120,577,074

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Opportunity Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 24.2%
Auto Components 1.2%
BorgWarner, Inc. (a)(b)	115,907	$7,972,084

Distributors 0.3%
LKQ Corp. (a)	46,000	1,736,040

Hotels, Restaurants & Leisure 2.2%
Chipotle Mexican Grill, Inc. (a)(b)	23,610	6,814,790
Panera Bread Co., Class A (a)	28,143	4,359,351
Wynn Resorts Ltd.	40,019	4,128,760
Total		15,302,901
Household Durables 1.2%
Garmin Ltd. (b)	105,019	4,237,517
Toll Brothers, Inc. (a)(b)	114,206	3,736,820
Total		7,974,337
Internet & Catalog Retail 1.2%
TripAdvisor, Inc. (a)(b)	237,679	7,947,986

Leisure Equipment & Products 0.5%
Polaris Industries, Inc. (b)	47,090	3,540,697

Media 3.1%
CBS Corp., Class B Non Voting	141,953	5,158,572
Discovery Communications, Inc., Class A (a)(b)	115,737	6,347,017
DISH Network Corp., Class A	170,141	5,442,811
Sirius XM Radio, Inc. (a)	1,780,113	4,503,686
Total		21,452,086
Multiline Retail 3.8%
Dollar Tree, Inc. (a)	213,568	10,287,571
Family Dollar Stores, Inc.	118,471	7,539,494
Macy’s, Inc.	94,950	3,827,434
Nordstrom, Inc.	75,730	4,379,466
Total		26,033,965
Specialty Retail 9.3%
AutoZone, Inc. (a)	12,904	4,666,603
Bed Bath & Beyond, Inc. (a)(b)	137,478	9,234,397
Dick’s Sporting Goods, Inc. (b)	104,918	5,220,720
Foot Locker, Inc.	118,320	4,090,322
GameStop Corp., Class A	90,740	1,731,319
Gap, Inc. (The)	96,320	3,450,182
GNC Holdings, Inc., Class A (b)	133,402	5,182,668
Limited Brands, Inc. (b)	133,140	6,470,604
O’Reilly Automotive, Inc. (a)(b)	67,366	5,722,742

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ross Stores, Inc.	99,100	$6,856,729
TJX Companies, Inc.	89,599	4,102,738
Ulta Salon Cosmetics & Fragrance, Inc.	78,707	7,398,458
Total		64,127,482
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp. (a)(b)	69,500	3,441,640
lululemon athletica, Inc. (a)(b)	95,310	6,213,259
Total		9,654,899
TOTAL CONSUMER DISCRETIONARY		165,742,477

CONSUMER STAPLES 7.0%
Beverages 1.5%
Beam, Inc.	82,871	4,836,351
Coca-Cola Enterprises, Inc.	128,086	3,782,380
Monster Beverage Corp. (a)	32,124	1,893,067
Total		10,511,798
Food & Staples Retailing 1.3%
Kroger Co. (The)	158,120	3,522,914
Whole Foods Market, Inc.	51,251	4,958,534
Total		8,481,448
Food Products 2.4%
Hershey Co. (The)	72,800	5,228,496
HJ Heinz Co. (b)	95,787	5,337,251
Mead Johnson Nutrition Co.	80,002	5,866,547
Total		16,432,294
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A (b)	62,573	3,751,251
Herbalife Ltd. (b)	109,997	5,322,755
Total		9,074,006
Tobacco 0.5%
Lorillard, Inc.	25,880	3,248,199

TOTAL CONSUMER STAPLES		47,747,745

ENERGY 6.5%
Energy Equipment & Services 2.5%
Cameron International Corp. (a)	106,952	5,851,344
Oceaneering International, Inc.	63,320	3,390,153
Oil States International, Inc. (a)	43,619	3,412,751
Superior Energy Services, Inc. (a)	230,672	4,791,057
Total		17,445,305

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp. (b)	122,285	$5,063,822
Concho Resources, Inc. (a)	66,570	5,973,992
CONSOL Energy, Inc. (b)	109,820	3,316,564
Continental Resources, Inc. (a)(b)	45,547	3,373,211
Denbury Resources, Inc. (a)	213,197	3,302,421
HollyFrontier Corp.	67,827	2,732,750
Peabody Energy Corp.	158,680	3,432,248
Total		27,195,008
TOTAL ENERGY		44,640,313
FINANCIALS 7.7%
Capital Markets 0.7%
Affiliated Managers Group, Inc. (a)	43,896	5,163,047
Commercial Banks 1.2%
BankUnited, Inc.	137,414	3,469,703
Signature Bank (a)	72,417	4,680,311
Total		8,150,014
Diversified Financial Services 1.1%
Moody’s Corp. (b)	191,841	7,596,904
Insurance 0.6%
Marsh & McLennan Companies, Inc.	125,660	4,293,802
Real Estate Investment Trusts (REITs) 3.8%
Digital Realty Trust, Inc. (b)	84,727	6,313,009
Home Properties, Inc.	82,180	5,247,193
Plum Creek Timber Co., Inc. (b)	156,882	6,421,180
Rayonier, Inc.	160,498	7,862,797
Total		25,844,179
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A (a)	108,225	1,873,375
TOTAL FINANCIALS		52,921,321
HEALTH CARE 14.8%
Biotechnology 4.3%
Alexion Pharmaceuticals, Inc. (a)(b)	104,020	11,151,984
Medivation, Inc. (a)	16,200	1,698,732
Onyx Pharmaceuticals, Inc. (a)	97,971	7,046,074
Regeneron Pharmaceuticals, Inc. (a)(b)	31,948	4,729,901

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	84,372	$4,499,559
Total		29,126,250
Health Care Equipment & Supplies 2.7%
CR Bard, Inc.	55,298	5,425,287
Edwards Lifesciences Corp. (a)	86,128	8,794,530
Varian Medical Systems, Inc. (a)(b)	77,826	4,575,390
Total		18,795,207
Health Care Providers & Services 4.1%
AmerisourceBergen Corp. (b)	184,180	7,094,614
Brookdale Senior Living, Inc. (a)	209,759	4,558,063
Catamaran Corp. (a)(b)	54,456	4,745,840
Express Scripts Holding Co. (a)	89,514	5,605,367
HMS Holdings Corp. (a)(b)	96,162	3,313,742
Laboratory Corp. of America Holdings (a)	32,340	2,844,303
Total		28,161,929
Health Care Technology 0.6%
Cerner Corp. (a)(b)	54,098	3,956,728
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	88,383	3,284,312
Illumina, Inc. (a)(b)	104,418	4,393,910
Total		7,678,222
Pharmaceuticals 2.0%
Elan Corp. PLC, ADR (a)	248,280	2,820,461
Endo Health Solutions, Inc. (a)	111,549	3,549,489
Watson Pharmaceuticals, Inc. (a)	89,988	7,320,524
Total		13,690,474
TOTAL HEALTH CARE		101,408,810
INDUSTRIALS 13.1%
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. (b)	57,198	3,237,979
Airlines 1.0%
United Continental Holdings, Inc. (a)(b)	379,216	6,996,535
Commercial Services & Supplies 1.8%
Clean Harbors, Inc. (a)(b)	75,230	4,091,760
Stericycle, Inc. (a)(b)	89,224	8,165,780
Total		12,257,540

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering 0.6%
KBR, Inc.	148,338	$4,018,476
Electrical Equipment 2.6%
AMETEK, Inc.	217,860	7,474,777
Regal-Beloit Corp.	55,072	3,748,200
Rockwell Automation, Inc. (b)	95,211	6,860,905
Total		18,083,882
Machinery 1.1%
Cummins, Inc.	41,427	4,022,976
Joy Global, Inc.	61,251	3,269,578
Total		7,292,554
Professional Services 2.1%
IHS, Inc., Class A (a)	48,499	5,530,826
Verisk Analytics, Inc., Class A (a)	190,186	9,227,825
Total		14,758,651
Road & Rail 2.0%
CSX Corp.	194,234	4,362,496
JB Hunt Transport Services, Inc. (b)	95,456	5,005,713
Kansas City Southern	58,228	4,502,771
Total		13,870,980
Trading Companies & Distributors 1.4%
United Rentals, Inc. (a)(b)	118,857	3,840,270
WW Grainger, Inc. (b)	27,388	5,640,832
Total		9,481,102
TOTAL INDUSTRIALS		89,997,699
INFORMATION TECHNOLOGY 15.0%
Internet Software & Services 2.5%
Equinix, Inc. (a)(b)	21,574	4,264,101
IAC/InterActiveCorp.	118,727	6,154,808
LinkedIn Corp., Class A (a)	39,275	4,214,208
Rackspace Hosting, Inc. (a)(b)	38,480	2,308,030
Total		16,941,147
IT Services 3.0%
Alliance Data Systems Corp. (a)(b)	62,229	8,565,822
Teradata Corp. (a)	121,636	9,290,557
VeriFone Systems, Inc. (a)	89,327	3,103,220
Total		20,959,599
Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	114,505	4,274,472
Avago Technologies Ltd.	127,216	4,652,289
KLA-Tencor Corp.	81,366	4,174,889

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. (b)	98,905	$3,436,949
ON Semiconductor Corp. (a)	581,733	3,624,196
Total		20,162,795
Software 6.6%
Autodesk, Inc. (a)	96,310	2,990,426
Citrix Systems, Inc. (a)	124,420	9,666,190
Fortinet, Inc. (a)	326,036	8,643,214
Informatica Corp. (a)	140,215	4,571,009
Intuit, Inc.	116,408	6,814,524
MICROS Systems, Inc. (a)	33,318	1,687,890
Red Hat, Inc. (a)(b)	64,524	3,615,925
Salesforce.com, Inc. (a)(b)	19,038	2,763,937
TIBCO Software, Inc. (a)	142,848	4,274,012
Total		45,027,127
TOTAL INFORMATION TECHNOLOGY		103,090,668
MATERIALS 7.0%
Chemicals 3.9%
Albemarle Corp.	61,895	3,387,514
Celanese Corp., Class A	99,366	3,801,743
CF Industries Holdings, Inc.	39,581	8,193,663
Eastman Chemical Co.	54,000	2,984,040
Sherwin-Williams Co. (The) (b)	57,265	8,193,476
Total		26,560,436
Containers & Packaging 1.2%
Crown Holdings, Inc. (a)	101,040	3,662,700
Rock-Tenn Co., Class A	66,168	4,418,037
Total		8,080,737
Metals & Mining 1.2%
Cliffs Natural Resources, Inc. (b)	147,669	5,292,457
Royal Gold, Inc. (b)	35,689	3,141,346
Total		8,433,803
Paper & Forest Products 0.7%
International Paper Co.	143,240	4,950,374
TOTAL MATERIALS		48,025,350
TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
Crown Castle International Corp. (a)	151,237	9,597,500

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A (a)(b)	59,060	$3,530,607
Total		13,128,107
TOTAL TELECOMMUNICATION SERVICES		13,128,107
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp. (b)	73,690	5,304,206
TOTAL UTILITIES		5,304,206
Total Common Stocks (Cost: $589,350,854)		$672,006,696

	Shares	Value
Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.164% (c)(d)	7,424,854	$7,424,854
Total Money Market Funds (Cost: $7,424,854)		$7,424,854

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 23.9%
Asset-Backed Commercial Paper 3.2%
Cancara Asset Securitisation LLC
09/12/12	0.230%	4,998,914	$4,998,914
Manhattan Asset Funding Co. LLC
09/20/12	0.210%	1,999,673	1,999,673
Salisbury Receivables Co. LLC
11/16/12	0.310%	4,996,211	4,996,211
Sheffield Receivable Corp.
10/09/12	0.320%	4,996,356	4,996,356
Surrey Funding Corp.
10/03/12	0.290%	4,997,503	4,997,503
Total			21,988,657

Certificates of Deposit 7.0%
ABM AMRO Bank N.V.
09/21/12	0.560%	1,997,142	1,997,142
11/08/12	0.490%	4,993,747	4,993,747
Australia and New Zealand Banking Group Ltd.
11/16/12	0.620%	3,000,000	3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
DZ Bank AG
11/23/12	0.360%	$2,997,242	$2,997,242
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
11/14/12	0.340%	4,995,656	4,995,656
National Australia Bank
10/29/12	0.291%	1,999,955	1,999,955
National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000
Norinchukin Bank
11/09/12	0.520%	4,000,000	4,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	4,984,039	4,984,039
Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	5,000,000	5,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	4,000,000	4,000,000
Total			47,967,781

Commercial Paper 2.6%
Foreningsparbanken (Swedbank)
11/05/12	0.340%	4,995,514	4,995,514
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	2,995,490	2,995,490
PB Capital Corp.
10/19/12	0.671%	4,995,440	4,995,440
Societe Generale
09/05/12	0.230%	4,999,777	4,999,777
Total			17,986,221

Repurchase Agreements 11.1%
Barclays Capital, Inc. dated 08/31/12, matures 09/04/12, repurchase price $7,217,014 (e)
	0.190%	7,216,861	7,216,861
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $9,000,210 (e)
	0.210%	9,000,000	9,000,000
Deutsche Bank AG (e) dated 08/28/12, matures 09/04/12, repurchase price $5,000,106
	0.190%	5,000,000	5,000,000

dated 08/31/12, matures 09/04/12, repurchase price $15,065,670
	0.200%	15,065,336	15,065,336

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $40,001,067 (e)
	0.240%	$40,000,000	$40,000,000
Total			76,282,197

Investments of Cash Collateral Received for Securities on Loan (continued)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $164,224,856)	$164,224,856

Total Investments
(Cost: $761,000,564) (f)	$843,656,406(g)
Other Assets & Liabilities, Net	(157,688,069)

Net Assets	$685,968,337

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At August 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	12,215,931	224,326,430	(229,117,507)	7,424,854	17,199	7,424,854

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Barclays Capital (0.190%)

Security Description	Value ($)

United States Treasury Note/Bond	7,361,201
Total Market Value of Collateral Securities	7,361,201

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)

Fannie Mae REMICS	2,943,761
Fannie Mae-Aces	1,010,182
Freddie Mac REMICS	3,923,799
Government National Mortgage Association	1,302,258
Total Market Value of Collateral Securities	9,180,000

Deutsche Bank AG (0.190%)

Security Description	Value ($)

Fannie Mae Pool	10,973
Fannie Mae REMICS	5,044,711
Freddie Mac REMICS	1,402
Ginnie Mae II Pool	40,415
Government National Mortgage Association	2,499
Total Market Value of Collateral Securities	5,100,000

Deutsche Bank AG (0.200%)

Security Description	Value ($)

Federal National Mortgage Association	15,366,647
Total Market Value of Collateral Securities	15,366,647

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)

Fannie Mae Pool	4,806,892
Fannie Mae REMICS	12,516,046
Freddie Mac Non Gold Pool	1,362,992
Freddie Mac Reference REMIC	338
Freddie Mac REMICS	7,257,822
Ginnie Mae I Pool	37,997
Ginnie Mae II Pool	437,640
Government National Mortgage Association	14,381,361
Total Market Value of Collateral Securities	40,801,088

(f)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $761,001,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,918,000
Unrealized Depreciation	(12,263,000)
Net Unrealized Appreciation	$82,655,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	165,742,477	—	—	165,742,477
Consumer Staples	47,747,745	—	—	47,747,745
Energy	44,640,313	—	—	44,640,313
Financials	52,921,321	—	—	52,921,321
Health Care	101,408,810	—	—	101,408,810
Industrials	89,997,699	—	—	89,997,699
Information Technology	103,090,668	—	—	103,090,668
Materials	48,025,350	—	—	48,025,350
Telecommunication Services	13,128,107	—	—	13,128,107
Utilities	5,304,206	—	—	5,304,206
Total Equity Securities	672,006,696	—	—	672,006,696

Other
Money Market Funds	7,424,854	—	—	7,424,854
Investments of Cash Collateral Received for Securities on Loan	—	164,224,856	—	164,224,856

Total Other	7,424,854	164,224,856	—	171,649,710
Total	679,431,550	164,224,856	—	843,656,406

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2012